DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2014 and 2015 are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2014	2015

Fair value of foreign exchange forward and options collar (cylinder) contracts	"Other receivables and prepaid expenses"	$446	$291
	"Other payables and accrued expenses"	$(319)	$(189)

Gains (losses) recognized in other comprehensive income (loss) (effective portion)	"Other comprehensive income (loss)"	$127	$146

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2014 and 2015 is summarized below:

		Year Ended
Foreign exchange forward	Comprehensive	December 31,
and options contracts	Income (loss)	2014	2015

Comprehensive income (loss) from derivatives before reclassifications	"Other comprehensive income (loss)"	$(367)	$374

Income (loss) reclassified from accumulated other comprehensive income (effective portion)	"Operating expenses"	$(494)	$(228)